Distribution Date:	04/17/26	Benchmark 2021-B28 Mortgage Trust
Determination Date:	04/13/26
Next Distribution Date:	05/15/26
Record Date:	03/31/26	Commercial Mortgage Pass-Through Certificates
Series 2021-B28

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.

Certificate Factor Detail	4		Attention: Kunal K. Singh		US_CMBS_Notice@jpmorgan.com

Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Additional Information	6		Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	7		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	8
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	9-13	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 1)	14-16		Association
			Executive Vice President – Division Head	(913) 253-9000	NoticeAdmin@midlandls.com
Mortgage Loan Detail (Part 2)	17-19
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	20
		Special Servicer	LNR Partners, LLC
Historical Detail	21
			Heather Bennett and Job Warshaw		hbennett@starwood.com; jwarshaw@lnrpartners.com
Delinquency Loan Detail	22				and lnr.cmbs.notices@lnrproperty.com

Collateral Stratification and Historical Detail	23		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Specially Serviced Loan Detail - Part 1	24	Representations Reviewer
Specially Serviced Loan Detail - Part 2	25		Attention: Transaction Manager		notices@pentalphasurveillance.com

Modified Loan Detail	26		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States

Historical Liquidated Loan Detail	27	Trustee	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Bond / Collateral Loss Reconciliation Detail	28		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Interest Shortfall Detail - Collateral Level	29				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Supplemental Notes	30
		Directing Certificateholder	Eightfold Real Estate Capital, L.P.
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163GAQ3	0.597400%	34,164,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08163GAR1	1.785800%	55,782,000.00	29,955,306.58	670,142.18	44,578.49	0.00	0.00	714,720.67	29,285,164.40	31.46%	30.00%
A-3	08163GAS9	2.073100%	162,402,000.00	162,402,000.00	0.00	280,562.99	0.00	0.00	280,562.99	162,402,000.00	31.46%	30.00%
A-4	08163GAT7	1.979600%	100,000,000.00	100,000,000.00	0.00	164,966.67	0.00	0.00	164,966.67	100,000,000.00	31.46%	30.00%
A-4A1	08163GAA8	1.979600%	100,000,000.00	100,000,000.00	0.00	164,966.67	0.00	0.00	164,966.67	100,000,000.00	31.46%	30.00%
A-5	08163GAU4	2.223700%	415,466,000.00	415,466,000.00	0.00	769,893.12	0.00	0.00	769,893.12	415,466,000.00	31.46%	30.00%
A-SB	08163GAV2	1.980400%	46,745,000.00	46,745,000.00	0.00	77,144.83	0.00	0.00	77,144.83	46,745,000.00	31.46%	30.00%
A-S	08163GAW0	2.429100%	102,888,000.00	102,888,000.00	0.00	208,271.03	0.00	0.00	208,271.03	102,888,000.00	23.20%	22.13%
B	08163GAX8	2.244000%	58,793,000.00	58,793,000.00	0.00	109,942.91	0.00	0.00	109,942.91	58,793,000.00	18.48%	17.63%
C	08163GAY6	2.592200%	60,426,000.00	60,426,000.00	0.00	130,530.23	0.00	0.00	130,530.23	60,426,000.00	13.63%	13.00%
D	08163GAB6	2.000000%	39,196,000.00	39,196,000.00	0.00	65,326.67	0.00	0.00	65,326.67	39,196,000.00	10.49%	10.00%
E	08163GAC4	2.000000%	32,662,000.00	32,662,000.00	0.00	54,436.67	0.00	0.00	54,436.67	32,662,000.00	7.87%	7.50%
F	08163GAD2	2.275000%	31,030,000.00	31,030,000.00	0.00	58,827.71	0.00	0.00	58,827.71	31,030,000.00	5.37%	5.13%
G	08163GAE0	2.275000%	13,065,000.00	13,065,000.00	0.00	24,769.06	0.00	0.00	24,769.06	13,065,000.00	4.33%	4.13%
NR	08163GAF7	2.275000%	53,894,433.00	53,894,433.00	0.00	59,121.76	0.00	0.00	59,121.76	53,894,433.00	0.00%	0.00%
S	08163GAL4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08163GAM2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Class RR	08163GBN9	3.472018%	31,413,527.00	29,971,123.71	16,112.75	85,681.73	0.00	0.00	101,794.48	29,955,010.96	0.00%	0.00%
RR Interest	N/A	3.472018%	37,350,338.00	35,635,336.37	19,157.89	101,874.64	0.00	0.00	121,032.53	35,616,178.48	0.00%	0.00%
Regular SubTotal			1,375,277,298.00	1,312,129,199.66	705,412.82	2,400,895.18	0.00	0.00	3,106,308.00	1,311,423,786.84

X-A	08163GAZ3	1.328358%	1,017,447,000.00	957,456,306.58	0.00	1,059,870.48	0.00	0.00	1,059,870.48	956,786,164.40
X-B	08163GBA7	1.051533%	119,219,000.00	119,219,000.00	0.00	104,468.91	0.00	0.00	104,468.91	119,219,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-D	08163GAG5	1.472018%	71,858,000.00	71,858,000.00	0.00	88,146.87	0.00	0.00	88,146.87	71,858,000.00
X-F	08163GAH3	1.197018%	31,030,000.00	31,030,000.00	0.00	30,952.88	0.00	0.00	30,952.88	31,030,000.00
X-G	08163GAJ9	1.197018%	13,065,000.00	13,065,000.00	0.00	13,032.53	0.00	0.00	13,032.53	13,065,000.00
X-NR	08163GAK6	1.197018%	53,894,433.00	53,894,433.00	0.00	53,760.49	0.00	0.00	53,760.49	53,894,433.00
Notional SubTotal			1,306,513,433.00	1,246,522,739.58	0.00	1,350,232.16	0.00	0.00	1,350,232.16	1,245,852,597.40

Deal Distribution Total					705,412.82	3,751,127.34	0.00	0.00	4,456,540.16

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163GAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08163GAR1	537.00667922	12.01359184	0.79915546	0.00000000	0.00000000	0.00000000	0.00000000	12.81274730	524.99308738
A-3	08163GAS9	1,000.00000000	0.00000000	1.72758334	0.00000000	0.00000000	0.00000000	0.00000000	1.72758334	1,000.00000000
A-4	08163GAT7	1,000.00000000	0.00000000	1.64966670	0.00000000	0.00000000	0.00000000	0.00000000	1.64966670	1,000.00000000
A-4A1	08163GAA8	1,000.00000000	0.00000000	1.64966670	0.00000000	0.00000000	0.00000000	0.00000000	1.64966670	1,000.00000000
A-5	08163GAU4	1,000.00000000	0.00000000	1.85308333	0.00000000	0.00000000	0.00000000	0.00000000	1.85308333	1,000.00000000
A-SB	08163GAV2	1,000.00000000	0.00000000	1.65033330	0.00000000	0.00000000	0.00000000	0.00000000	1.65033330	1,000.00000000
A-S	08163GAW0	1,000.00000000	0.00000000	2.02424996	0.00000000	0.00000000	0.00000000	0.00000000	2.02424996	1,000.00000000
B	08163GAX8	1,000.00000000	0.00000000	1.87000000	0.00000000	0.00000000	0.00000000	0.00000000	1.87000000	1,000.00000000
C	08163GAY6	1,000.00000000	0.00000000	2.16016665	0.00000000	0.00000000	0.00000000	0.00000000	2.16016665	1,000.00000000
D	08163GAB6	1,000.00000000	0.00000000	1.66666675	0.00000000	0.00000000	0.00000000	0.00000000	1.66666675	1,000.00000000
E	08163GAC4	1,000.00000000	0.00000000	1.66666677	0.00000000	0.00000000	0.00000000	0.00000000	1.66666677	1,000.00000000
F	08163GAD2	1,000.00000000	0.00000000	1.89583339	0.00000000	0.00000000	0.00000000	0.00000000	1.89583339	1,000.00000000
G	08163GAE0	1,000.00000000	0.00000000	1.89583314	0.00000000	0.00000000	0.00000000	0.00000000	1.89583314	1,000.00000000
NR	08163GAF7	1,000.00000000	0.00000000	1.09699197	0.79884132	4.01204388	0.00000000	0.00000000	1.09699197	1,000.00000000
S	08163GAL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08163GAM2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Class RR	08163GBN9	954.08337020	0.51292394	2.72754250	0.03295268	0.16635540	0.00000000	0.00000000	3.24046644	953.57044626
RR Interest	N/A	954.08337054	0.51292414	2.72754265	0.03295258	0.16635512	0.00000000	0.00000000	3.24046679	953.57044640

Notional Certificates
X-A	08163GAZ3	941.03801631	0.00000000	1.04169601	0.00000000	0.00000000	0.00000000	0.00000000	1.04169601	940.37936561
X-B	08163GBA7	1,000.00000000	0.00000000	0.87627736	0.00000000	0.00000000	0.00000000	0.00000000	0.87627736	1,000.00000000
X-D	08163GAG5	1,000.00000000	0.00000000	1.22668137	0.00000000	0.00000000	0.00000000	0.00000000	1.22668137	1,000.00000000
X-F	08163GAH3	1,000.00000000	0.00000000	0.99751466	0.00000000	0.00000000	0.00000000	0.00000000	0.99751466	1,000.00000000
X-G	08163GAJ9	1,000.00000000	0.00000000	0.99751473	0.00000000	0.00000000	0.00000000	0.00000000	0.99751473	1,000.00000000
X-NR	08163GAK6	1,000.00000000	0.00000000	0.99751472	0.00000000	0.00000000	0.00000000	0.00000000	0.99751472	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	03/01/26 - 03/30/26	30	0.00	44,578.49	0.00	44,578.49	0.00	0.00	0.00	44,578.49	0.00
A-3	03/01/26 - 03/30/26	30	0.00	280,562.99	0.00	280,562.99	0.00	0.00	0.00	280,562.99	0.00
A-4	03/01/26 - 03/30/26	30	0.00	164,966.67	0.00	164,966.67	0.00	0.00	0.00	164,966.67	0.00
A-4A1	03/01/26 - 03/30/26	30	0.00	164,966.67	0.00	164,966.67	0.00	0.00	0.00	164,966.67	0.00
A-5	03/01/26 - 03/30/26	30	0.00	769,893.12	0.00	769,893.12	0.00	0.00	0.00	769,893.12	0.00
A-SB	03/01/26 - 03/30/26	30	0.00	77,144.83	0.00	77,144.83	0.00	0.00	0.00	77,144.83	0.00
X-A	03/01/26 - 03/30/26	30	0.00	1,059,870.48	0.00	1,059,870.48	0.00	0.00	0.00	1,059,870.48	0.00
X-B	03/01/26 - 03/30/26	30	0.00	104,468.91	0.00	104,468.91	0.00	0.00	0.00	104,468.91	0.00
X-D	03/01/26 - 03/30/26	30	0.00	88,146.87	0.00	88,146.87	0.00	0.00	0.00	88,146.87	0.00
X-F	03/01/26 - 03/30/26	30	0.00	30,952.88	0.00	30,952.88	0.00	0.00	0.00	30,952.88	0.00
X-G	03/01/26 - 03/30/26	30	0.00	13,032.53	0.00	13,032.53	0.00	0.00	0.00	13,032.53	0.00
X-NR	03/01/26 - 03/30/26	30	0.00	53,760.49	0.00	53,760.49	0.00	0.00	0.00	53,760.49	0.00
A-S	03/01/26 - 03/30/26	30	0.00	208,271.03	0.00	208,271.03	0.00	0.00	0.00	208,271.03	0.00
B	03/01/26 - 03/30/26	30	0.00	109,942.91	0.00	109,942.91	0.00	0.00	0.00	109,942.91	0.00
C	03/01/26 - 03/30/26	30	0.00	130,530.23	0.00	130,530.23	0.00	0.00	0.00	130,530.23	0.00
D	03/01/26 - 03/30/26	30	0.00	65,326.67	0.00	65,326.67	0.00	0.00	0.00	65,326.67	0.00
E	03/01/26 - 03/30/26	30	0.00	54,436.67	0.00	54,436.67	0.00	0.00	0.00	54,436.67	0.00
F	03/01/26 - 03/30/26	30	0.00	58,827.71	0.00	58,827.71	0.00	0.00	0.00	58,827.71	0.00
G	03/01/26 - 03/30/26	30	0.00	24,769.06	0.00	24,769.06	0.00	0.00	0.00	24,769.06	0.00
NR	03/01/26 - 03/30/26	30	172,846.04	102,174.86	0.00	102,174.86	43,053.10	0.00	0.00	59,121.76	216,226.83
Class RR	03/01/26 - 03/30/26	30	4,178.56	86,716.89	0.00	86,716.89	1,035.16	0.00	0.00	85,681.73	5,225.81
RR Interest	03/01/26 - 03/30/26	30	4,968.25	103,105.43	0.00	103,105.43	1,230.79	0.00	0.00	101,874.64	6,213.42
Totals			181,992.85	3,796,446.39	0.00	3,796,446.39	45,319.05	0.00	0.00	3,751,127.34	227,666.06

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information

Total Available Distribution Amount (1)	4,456,540.16
Non-VRR Available Funds	4,233,713.13
VRR Available Funds	222,827.01
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,812,925.51	Master Servicing Fee	8,152.18
Interest Reductions due to Nonrecoverability Determination	(16,468.75)	Certificate Administrator Fee	6,327.38
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	564.94
ARD Interest	0.00	Operating Advisor Fee	1,141.19
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	282.47
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,796,456.76	Total Fees	16,468.16

Principal		Expenses/Reimbursements
Scheduled Principal	705,412.82	Reimbursement for Interest on Advances	(2,472.54)
Unscheduled Principal Collections		ASER Amount	18,248.83
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	13,085.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	705,412.82	Total Expenses/Reimbursements	28,861.29

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,751,127.34
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	705,412.82
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,456,540.16
Total Funds Collected	4,501,869.58	Total Funds Distributed	4,501,869.61

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,312,129,200.58	1,312,129,200.58	Beginning Certificate Balance	1,312,129,199.66
(-) Scheduled Principal Collections	705,412.82	705,412.82	(-) Principal Distributions	705,412.82
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,311,423,787.76	1,311,423,787.76	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,312,129,200.58	1,312,129,200.58	Ending Certificate Balance	1,311,423,786.84
Ending Actual Collateral Balance	1,311,480,744.22	1,311,480,744.22

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.92)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.92)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	15,526,301.40	1.18%	63	3.9959	NAP	Defeased	2	15,526,301.40	1.18%	63	3.9959	NAP
	$9,999,999 or less	24	161,204,036.42	12.29%	52	3.7583	1.987651	1.79 or less	20	297,549,840.58	22.69%	94	3.5594	1.263131
$10,000,000 to $19,999,999		20	273,490,028.94	20.85%	60	3.5111	2.224946	1.80 to 2.09	16	299,710,878.16	22.85%	46	3.2006	1.961324
$20,000,000 to $29,999,999		16	388,628,214.57	29.63%	59	3.5022	2.479129	2.10 to 2.29	5	72,313,602.70	5.51%	56	3.7535	2.251718
$30,000,000 to $49,999,999		7	253,560,206.43	19.33%	100	3.0870	2.577757	2.30 to 2.59	9	126,100,959.52	9.62%	55	3.5930	2.465327
	$50,000,000 or greater	4	219,015,000.00	16.70%	47	2.9836	2.807507	2.60 to 2.99	10	247,787,088.67	18.89%	59	3.3581	2.806997
	Totals	73	1,311,423,787.76	100.00%	64	3.3745	2.426837	3.00 or greater	11	252,435,116.73	19.25%	61	3.1232	4.072167
								Totals	73	1,311,423,787.76	100.00%	64	3.3745	2.426837
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	15,526,301.40	1.18%	63	3.9959	NAP	Pennsylvania	2	60,458,416.28	4.61%	63	3.3372	1.610296
Alabama	8	57,448,634.83	4.38%	63	3.9171	1.359450	South Carolina	1	6,336,783.59	0.48%	63	3.5100	3.820000
Arizona	5	65,096,139.65	4.96%	71	3.3057	2.636432	Tennessee	4	39,185,942.97	2.99%	62	3.7542	2.222838
Arkansas	1	3,180,320.79	0.24%	62	3.6260	1.810000	Texas	15	58,481,047.09	4.46%	63	3.5944	3.155512
California	6	107,450,000.00	8.19%	64	3.3910	3.079209	Utah	1	8,702,016.27	0.66%	64	4.1200	1.710000
Florida	5	122,129,610.00	9.31%	49	3.3224	2.692932	Virginia	1	5,293,347.61	0.40%	183	2.5900	1.220000
Georgia	2	2,494,206.44	0.19%	63	3.1650	2.770000	Wisconsin	1	881,152.33	0.07%	63	3.1650	2.770000
Illinois	10	64,360,739.78	4.91%	63	2.9637	4.080690	Totals	130	1,311,423,787.76	100.00%	64	3.3745	2.426837
Indiana	2	9,180,179.31	0.70%	63	3.7152	2.563069
									Property Type³
Iowa	1	688,848.73	0.05%	63	3.1650	2.770000
Kansas	1	2,744,170.20	0.21%	183	2.5900	1.220000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kentucky	2	8,173,844.16	0.62%	63	3.4165	2.627369		Properties	Balance	Agg. Bal.			DSCR¹
Louisiana	7	21,805,306.64	1.66%	79	3.1739	2.230325	Defeased	2	15,526,301.40	1.18%	63	3.9959	NAP
Maine	1	5,074,575.12	0.39%	183	2.5900	1.220000	Industrial	11	146,321,778.13	11.16%	53	3.5871	2.494700
Maryland	1	1,285,850.96	0.10%	63	3.1650	2.770000	Lodging	3	22,588,963.76	1.72%	41	4.3265	2.343218
Michigan	2	12,731,157.89	0.97%	80	3.2899	2.948044	Mixed Use	4	68,250,000.00	5.20%	64	3.2892	2.718645
Minnesota	1	6,387,210.94	0.49%	183	2.5900	1.220000	Multi-Family	17	163,317,161.52	12.45%	63	3.2578	3.262289
Missouri	1	27,500,000.00	2.10%	63	3.1800	3.200000	Office	34	446,941,451.07	34.08%	50	3.2509	2.256540
Nevada	2	22,275,000.00	1.70%	63	3.1149	3.054287	Other	2	71,968,333.14	5.49%	136	3.4690	1.803087
New Jersey	6	72,705,386.15	5.54%	49	3.8138	2.695889	Retail	35	294,331,129.96	22.44%	63	3.4876	2.466139
New Mexico	1	24,714,038.21	1.88%	63	3.9000	1.890000	Self Storage	22	82,178,668.78	6.27%	108	3.1037	1.952053
New York	27	431,805,393.20	32.93%	64	3.2454	2.089432	Totals	130	1,311,423,787.76	100.00%	64	3.3745	2.426837
North Carolina	2	28,240,855.93	2.15%	64	3.3543	1.627372
Ohio	7	16,320,293.40	1.24%	63	3.4453	3.211169
Oklahoma	2	2,767,017.89	0.21%	64	3.6759	2.100881

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	15,526,301.40	1.18%	63	3.9959	NAP	Defeased	2	15,526,301.40	1.18%	63	3.9959	NAP
	3.00000% or less	8	244,929,089.50	18.68%	60	2.6917	2.677538	12 months or less	2	77,364,089.50	5.90%	182	2.9378	1.033867
	3.00001% to 3.50000%	32	658,092,373.33	50.18%	69	3.3108	2.577711	13 months or greater	69	1,218,533,396.86	92.92%	57	3.3943	2.528364
	3.50001% to 4.00000%	24	306,979,239.96	23.41%	58	3.7634	2.224645	Totals	73	1,311,423,787.76	100.00%	64	3.3745	2.426837
	4.00001% or greater	7	85,896,783.57	6.55%	57	4.3075	1.464333
	Totals	73	1,311,423,787.76	100.00%	64	3.3745	2.426837
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	15,526,301.40	1.18%	63	3.9959	NAP	Defeased	2	15,526,301.40	1.18%	63	3.9959	NAP
	60 months or less	11	208,452,649.86	15.90%	23	3.0357	2.141525	Interest Only	41	894,684,943.14	68.22%	61	3.2587	2.743783
61 months to 84 months		58	1,010,080,747.00	77.02%	63	3.4683	2.608197	300 months or less	1	32,364,089.50	2.47%	183	2.5900	1.220000
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	29	368,848,453.72	28.13%	62	3.6981	1.807177
	120 months or greater	2	77,364,089.50	5.90%	182	2.9378	1.033867	Totals	73	1,311,423,787.76	100.00%	64	3.3745	2.426837
	Totals	73	1,311,423,787.76	100.00%	64	3.3745	2.426837
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	15,526,301.40	1.18%	63	3.9959	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	65	1,115,892,486.36	85.09%	64	3.4021	2.221874
	13 months to 24 months	6	180,005,000.00	13.73%	64	3.1500	3.786051
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	73	1,311,423,787.76	100.00%	64	3.3745	2.426837
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1-C-1	30320004	OF	New York	NY	Actual/360	2.725%	126,579.79	0.00	0.00	N/A	08/06/28	--	53,950,000.00	53,950,000.00	04/06/26
1A-1-C-3	30320005	OF	New York	NY	Actual/360	2.725%	117,312.13	0.00	0.00	N/A	08/06/28	--	50,000,000.00	50,000,000.00	04/06/26
1A-2-C-1	30320006	OF	New York	NY	Actual/360	2.725%	49,388.41	0.00	0.00	N/A	08/06/28	--	21,050,000.00	21,050,000.00	04/06/26
1A-2-C-5	30320007	OF	New York	NY	Actual/360	2.725%	23,462.43	0.00	0.00	N/A	08/06/28	--	10,000,000.00	10,000,000.00	04/06/26
2	30507546	OF	West Sacramento	CA	Actual/360	3.130%	159,196.58	0.00	0.00	N/A	08/06/31	--	59,065,000.00	59,065,000.00	04/06/26
3	30507513	OF	Doral	Fl	Actual/360	3.310%	159,615.56	0.00	0.00	N/A	08/06/31	--	56,000,000.00	56,000,000.00	04/06/26
4	30507289	98	New York	NY	Actual/360	3.188%	123,535.00	0.00	0.00	N/A	05/05/41	--	45,000,000.00	45,000,000.00	04/05/26
5A1	30530150	RT	College Point	NY	Actual/360	3.566%	122,828.89	0.00	0.00	N/A	07/06/31	--	40,000,000.00	40,000,000.00	04/06/26
6	30507510	IN	Long Island City	NY	Actual/360	3.500%	120,555.56	0.00	0.00	N/A	08/06/31	--	40,000,000.00	40,000,000.00	04/06/26
7	30320008	SS	Various	Various	Actual/360	2.590%	72,400.66	98,532.32	0.00	N/A	07/06/41	--	32,462,621.82	32,364,089.50	04/06/26
8	30507428	RT	Lancaster	PA	Actual/360	3.280%	86,760.96	61,769.58	0.00	N/A	07/06/31	--	30,717,886.51	30,656,116.93	04/06/26
9	30507418	MF	Naperville	IL	Actual/360	2.420%	68,851.69	0.00	0.00	N/A	07/06/31	--	33,040,000.00	33,040,000.00	04/06/26
10A2	30320010	MU	Tempe	AZ	Actual/360	2.840%	79,480.56	0.00	0.00	N/A	08/06/31	--	32,500,000.00	32,500,000.00	04/06/26
11	30507353	OF	Pittsburgh	PA	Actual/360	3.396%	87,304.86	52,321.87	0.00	N/A	07/01/31	--	29,854,621.22	29,802,299.35	04/01/26
12A2-1	30507621	OF	Huntsville	AL	Actual/360	3.410%	39,960.18	26,645.20	0.00	N/A	08/06/31	--	13,608,614.01	13,581,968.81	04/06/26
12A1-2	30507586	OF	Huntsville	AL	Actual/360	3.410%	39,960.18	26,645.20	0.00	N/A	08/06/31	--	13,608,614.01	13,581,968.81	04/06/26
13	30507354	OF	Jacksonville	Fl	Actual/360	3.210%	77,258.46	0.00	0.00	N/A	07/06/28	--	27,950,000.00	27,950,000.00	04/06/26
14	30507384	MF	St Charles	MO	Actual/360	3.180%	75,304.17	0.00	0.00	N/A	07/01/31	--	27,500,000.00	27,500,000.00	04/01/26
15A1	30530125	98	Iselin	NJ	Actual/360	3.938%	91,482.20	9,166.67	0.00	N/A	06/06/31	--	26,977,499.81	26,968,333.14	04/06/26
16A1	30507426	Various Various		Various	Actual/360	3.165%	73,586.25	0.00	0.00	N/A	07/01/31	--	27,000,000.00	27,000,000.00	04/01/26
17	30507421	RT	Jacksonville	Fl	Actual/360	3.450%	77,241.67	0.00	0.00	N/A	07/01/31	--	26,000,000.00	26,000,000.00	04/01/26
18	30530159	RT	Tucson	AZ	Actual/360	4.010%	81,466.13	41,855.80	0.00	N/A	07/06/31	--	23,592,475.10	23,550,619.30	04/06/26
19	30320015	RT	Albuquerque	NM	Actual/360	3.900%	83,122.75	37,152.64	0.00	N/A	07/06/31	--	24,751,190.85	24,714,038.21	04/06/26
20A3	30507579	MF	New York	NY	Actual/360	3.450%	74,270.83	0.00	0.00	N/A	08/06/31	--	25,000,000.00	25,000,000.00	04/06/26
22A2	30507315	OF	Birmingham	AL	Actual/360	4.550%	86,290.69	30,931.23	0.00	N/A	07/05/31	--	22,023,855.80	21,992,924.57	03/05/26
23	30507427	MF	New York	NY	Actual/360	3.330%	64,518.75	0.00	0.00	N/A	07/06/31	--	22,500,000.00	22,500,000.00	04/06/26
24	30507569	MF	Brooklyn	NY	Actual/360	3.770%	73,043.75	0.00	0.00	N/A	08/06/31	--	22,500,000.00	22,500,000.00	10/06/25
25A2	30507329	IN	Cookeville	TN	Actual/360	3.533%	66,936.97	0.00	0.00	N/A	06/06/31	--	22,000,000.00	22,000,000.00	04/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	30507547	RT	Asheville	NC	Actual/360	3.356%	58,086.77	0.00	0.00	N/A	08/01/31	--	20,100,000.00	20,100,000.00	04/01/26
27A3-2	30507598	RT	Austin	TX	Actual/360	3.094%	53,285.56	0.00	0.00	N/A	07/01/31	--	20,000,000.00	20,000,000.00	04/01/26
28	30507538	RT	New York	NY	Actual/360	3.430%	54,346.44	0.00	0.00	N/A	08/06/31	--	18,400,000.00	18,400,000.00	04/06/26
29	30507508	MU	Brooklyn	NY	Actual/360	3.550%	55,025.00	0.00	0.00	N/A	08/06/31	--	18,000,000.00	18,000,000.00	04/06/26
30	30507542	OF	New York	NY	Actual/360	3.370%	52,235.00	0.00	0.00	N/A	08/06/31	--	18,000,000.00	18,000,000.00	04/06/26
31	30507539	SS	Various	LA	Actual/360	3.270%	48,613.28	29,141.37	0.00	N/A	08/06/31	--	17,264,260.16	17,235,118.79	04/06/26
32	30507515	IN	Pennsauken Township NJ		Actual/360	3.850%	57,188.23	26,025.23	0.00	N/A	08/01/31	--	17,249,904.77	17,223,879.54	03/01/26
33	30507342	RT	Naperville	IL	Actual/360	3.840%	57,191.60	24,749.93	0.00	N/A	07/06/31	--	17,295,845.83	17,271,095.90	04/06/26
34	30320016	SS	Various	OH	Actual/360	3.470%	44,820.83	0.00	0.00	N/A	07/06/31	--	15,000,000.00	15,000,000.00	04/06/26
35	30320017	OF	Culver City	CA	Actual/360	3.938%	49,628.10	0.00	0.00	N/A	07/06/31	--	14,635,000.00	14,635,000.00	04/06/26
36	30320018	OF	Hayward	CA	Actual/360	3.255%	38,259.81	0.00	0.00	N/A	07/06/31	--	13,650,000.00	13,650,000.00	04/06/26
37	30320019	RT	Las Vegas	NV	Actual/360	2.940%	30,443.29	0.00	0.00	N/A	07/11/31	--	12,025,000.00	12,025,000.00	04/11/26
38	30507383	RT	Millville	NJ	Actual/360	3.427%	32,074.38	21,323.18	0.00	N/A	07/01/31	--	10,868,883.81	10,847,560.63	04/01/26
39	30320020	OF	Various	Various	Actual/360	4.150%	38,744.05	18,664.75	0.00	N/A	08/06/31	--	10,841,708.01	10,823,043.26	04/06/26
40	30320021	Various Various		NY	Actual/360	3.500%	32,176.22	20,586.53	0.00	N/A	08/06/31	--	10,675,979.73	10,655,393.20	04/06/26
41	30507556	IN	North Bergen	NJ	Actual/360	3.850%	37,495.79	0.00	0.00	N/A	08/06/26	--	11,310,000.00	11,310,000.00	04/06/26
42	30507509	IN	Detroit	MI	Actual/360	3.400%	32,205.56	0.00	0.00	N/A	08/06/31	--	11,000,000.00	11,000,000.00	04/06/26
43	30507552	IN	Hempstead	TX	Actual/360	3.300%	27,019.97	18,965.33	0.00	N/A	08/06/31	--	9,508,493.37	9,489,528.04	04/06/26
44	30507362	MF	Las Vegas	NV	Actual/360	3.320%	29,303.61	0.00	0.00	N/A	07/06/31	--	10,250,000.00	10,250,000.00	04/06/26
45	30320022	IN	Millbrae	CA	Actual/360	3.990%	34,358.33	0.00	0.00	N/A	07/06/31	--	10,000,000.00	10,000,000.00	04/06/26
47	30320024	OF	Salt Lake City	UT	Actual/360	4.120%	30,926.35	15,087.78	0.00	N/A	08/06/31	--	8,717,104.05	8,702,016.27	04/06/26
48	30320025	MF	Independence	MO	Actual/360	4.150%	31,112.84	15,066.98	0.00	N/A	07/06/31	--	8,706,275.52	8,691,208.54	04/06/26
49	30320026	MF	Speedway	IN	Actual/360	3.750%	27,935.20	16,060.78	0.00	N/A	07/06/31	--	8,650,901.51	8,634,840.73	04/06/26
50	30320027	RT	Enterprise	AL	Actual/360	3.900%	27,896.99	15,024.82	0.00	N/A	07/06/31	--	8,306,797.46	8,291,772.64	04/06/26
51	30507548	IN	Miami	Fl	Actual/360	3.190%	24,722.50	0.00	0.00	N/A	08/06/26	--	9,000,000.00	9,000,000.00	04/06/26
52	30320028	SS	Garner	NC	Actual/360	3.350%	23,530.65	16,133.57	0.00	N/A	08/06/31	--	8,156,989.50	8,140,855.93	04/06/26
53	30530158	MU	Brooklyn	NY	Actual/360	3.942%	30,550.50	0.00	0.00	N/A	07/06/31	--	9,000,000.00	9,000,000.00	03/06/26
54	30507540	LO	Lubbock	TX	Actual/360	4.640%	33,067.49	13,028.38	0.00	N/A	08/06/26	--	8,276,068.24	8,263,039.86	04/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
55	30507396	MU	Brooklyn	NY	Actual/360	3.750%	28,255.21	0.00	0.00	N/A	07/06/31	--	8,750,000.00	8,750,000.00	04/06/26
56	30507435	LO	Cleveland	TN	Actual/360	4.650%	32,037.07	11,792.06	0.00	N/A	07/06/31	--	8,000,932.37	7,989,140.31	04/06/26
57	30507414	OF	Woodbury	NY	Actual/360	3.780%	26,040.00	0.00	0.00	N/A	07/06/28	--	8,000,000.00	8,000,000.00	04/06/26
58	30507567	RT	Miami	Fl	Actual/360	3.800%	22,406.98	12,539.82	0.00	N/A	08/01/31	--	6,847,632.68	6,835,092.86	04/01/26
59	30507537	RT	Bronx	NY	Actual/360	3.450%	20,795.83	0.00	0.00	N/A	08/06/31	--	7,000,000.00	7,000,000.00	04/06/26
60	30507422	LO	Columbia	SC	Actual/360	3.510%	19,190.05	12,282.17	0.00	N/A	07/06/31	--	6,349,065.76	6,336,783.59	04/06/26
61	30507469	SS	Various	Various	Actual/360	3.720%	20,080.88	9,749.16	0.00	N/A	07/06/31	--	6,268,743.72	6,258,994.56	04/06/26
62	30320029	RT	Ooltewah	TN	Actual/360	3.363%	16,106.07	11,086.16	0.00	N/A	06/06/31	--	5,561,649.00	5,550,562.84	04/06/26
63	30507419	MF	Buckner	KY	Actual/360	3.500%	18,493.22	0.00	0.00	N/A	07/06/31	--	6,136,000.00	6,136,000.00	04/06/26
64	30507566	IN	North Bergen	NJ	Actual/360	3.850%	19,062.85	0.00	0.00	N/A	08/06/26	--	5,750,000.00	5,750,000.00	04/06/26
65	30507543	OF	Long Beach	CA	Actual/360	3.750%	0.00	0.00	0.00	N/A	08/06/31	--	5,100,000.00	5,100,000.00	08/06/25
66	30507541	OF	Gilbert	AZ	Actual/360	3.620%	15,219.14	7,706.09	0.00	N/A	08/06/31	--	4,882,276.95	4,874,570.86	04/06/26
67	30507568	IN	Santa Fe Springs	CA	Actual/360	3.680%	15,844.44	0.00	0.00	N/A	08/06/31	--	5,000,000.00	5,000,000.00	04/06/26
68	30320030	MF	Conroe	TX	Actual/360	4.204%	16,565.63	0.00	0.00	N/A	06/06/31	--	4,576,000.00	4,576,000.00	04/06/26
69	30507536	RT	New York	NY	Actual/360	3.450%	11,883.33	0.00	0.00	N/A	08/06/31	--	4,000,000.00	4,000,000.00	04/06/26
70	30320031	MF	Fort Smith	AR	Actual/360	3.626%	9,946.99	5,378.22	0.00	N/A	06/06/31	--	3,185,699.01	3,180,320.79	04/06/26
71	30507417	SS	Port Charlotte	Fl	Actual/360	3.860%	10,568.67	0.00	0.00	N/A	07/06/26	--	3,179,610.00	3,179,610.00	04/06/26
Totals							3,796,456.76	705,412.82	0.00				1,312,129,200.58	1,311,423,787.76
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1-C-1	53,951,975.00	54,969,044.00	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-1-C-3	53,951,975.00	54,969,044.00	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-2-C-1	53,951,975.00	54,969,044.00	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-2-C-5	53,951,975.00	54,969,044.00	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	8,759,993.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,941,433.09	5,829,703.82	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1,468,567.93	1,305,717.66	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	6,346,291.28	6,409,578.08	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,284,433.14	1,155,327.22	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,630,066.96	2,594,896.31	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,075,072.70	3,989,011.10	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,713,832.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A2	8,976,655.79	12,884,023.67	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,823,814.18	2,421,139.44	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2-1	8,993,685.66	8,304,594.09	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12A1-2	8,993,685.66	8,304,594.09	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,411,187.79	2,862,518.29	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,834,491.46	2,896,158.47	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15A1	3,883,820.07	4,072,002.43	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16A1	3,946,185.54	4,230,722.67	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,110,787.19	2,205,069.78	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,355,267.63	2,595,825.58	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,337,120.37	3,104,068.19	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20A3	12,327,674.31	13,397,955.17	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22A2	6,248,162.65	5,671,904.31	01/01/25	12/31/25	--	0.00	0.00	117,174.51	117,174.51	0.00	0.00
23	2,229,811.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,027,805.77	1,968,672.71	01/01/25	12/31/25	03/11/26	5,625,000.00	34,731.64	54,603.88	393,821.47	556,601.80	0.00
25A2	7,350,299.44	7,314,036.77	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	1,497,215.93	1,153,025.04	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27A3-2	34,071,335.59	38,816,877.63	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,727,340.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,428,606.63	1,419,009.34	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,078,628.32	886,988.24	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	2,009,734.87	2,215,987.68	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,878,114.90	2,067,077.39	01/01/25	12/31/25	--	0.00	0.00	83,176.32	83,176.32	0.00	0.00
33	1,640,886.62	1,725,514.15	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,729,127.18	1,744,113.53	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,580,761.44	1,535,432.70	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,251,256.26	1,182,592.94	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,266,105.69	1,497,881.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,893,152.45	2,132,609.51	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,015,083.74	1,080,941.71	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,200,862.77	1,157,175.59	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,163,746.69	1,149,510.59	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,303,155.26	1,277,112.60	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,569,949.88	1,614,531.32	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	787,980.76	695,137.64	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	965,832.52	985,363.70	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	967,447.57	1,073,968.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	1,337,040.85	1,417,539.45	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	804,018.96	745,758.54	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
51	902,747.46	901,126.22	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1,035,045.56	1,006,497.88	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
53	498,794.76	547,843.53	01/01/25	12/31/25	--	0.00	0.00	30,531.12	30,531.12	0.00	0.00
54	1,644,334.73	1,384,281.09	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	741,607.44	721,105.04	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
56	951,107.52	797,319.64	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
57	621,935.97	619,653.33	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	682,405.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	1,917,666.38	1,616,684.60	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
61	600,048.83	616,580.42	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
62	606,956.24	729,584.17	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
63	566,683.04	574,583.87	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
64	597,628.75	602,642.13	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
65	484,943.61	50,405.00	01/01/25	12/31/25	11/12/25	1,738,486.09	8,096.16	(43.30)	24,288.48	66,238.43	0.00
66	566,933.09	518,086.78	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
67	17,174.74	(91,194.56)	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
68	48,670.61	144,059.96	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
69	363,893.22	347,535.98	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
70	344,583.23	355,006.67	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
71	203,429.60	170,152.46	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	413,442,021.88	402,579,798.35				7,363,486.09	42,827.80	285,442.53	648,991.90	622,840.23	0.00
**	The Most Recent NOI and Fiscal NOI fields correspond to the financial data reported by the Master Servicer. An NOI of 0.00 means the Servicer did not report NOI figures in their loan level reporting.

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/26	0	0.00	0	0.00	2	27,600,000.00	0	0.00	1	5,100,000.00	0	0.00	0	0.00	0	0.00	3.374505%	3.359503%	64
03/17/26	0	0.00	0	0.00	2	27,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	20,834,046.08	3.374602%	3.359598%	65
02/18/26	1	17,281,370.13	0	0.00	2	27,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.386993%	3.372067%	65
01/16/26	0	0.00	1	22,500,000.00	1	5,100,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.387110%	3.372182%	66
12/17/25	1	17,332,955.30	1	22,500,000.00	1	5,100,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.387226%	3.372297%	67
11/18/25	1	22,500,000.00	0	0.00	1	5,100,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.387352%	3.372421%	68
10/20/25	0	0.00	0	0.00	1	5,100,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.387467%	3.372535%	69
09/17/25	0	0.00	0	0.00	1	5,100,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.387592%	3.372658%	70
08/15/25	0	0.00	0	0.00	1	5,100,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.387706%	3.372770%	71
07/17/25	0	0.00	1	17,464,104.10	1	5,100,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	9,522,000.00	3.387819%	3.372881%	72
06/17/25	1	17,491,199.96	0	0.00	1	5,100,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.387447%	3.372543%	73
05/16/25	0	0.00	0	0.00	1	5,100,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.387550%	3.372644%	74
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
22A2	30507315	03/05/26	0	B	117,174.51	117,174.51	0.00	22,023,855.80	02/28/25	2
24	30507569	10/06/25	5	6	54,603.88	393,821.47	557,771.80	22,500,000.00	01/26/26	98
32	30507515	03/01/26	0	B	83,176.32	83,176.32	2,500.00	17,249,904.77
53	30530158	03/06/26	0	B	30,531.12	30,531.12	12,000.00	9,000,000.00
65	30507543	08/06/25	7	6	(43.30)	24,288.48	213,540.98	5,100,000.00	03/10/25	7			03/20/26
Totals					285,442.53	648,991.90	785,812.78	75,873,760.57
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		37,502,650	37,502,650	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		170,950,000	170,950,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,102,971,138	1,075,371,138	22,500,000		5,100,000

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-26	1,311,423,788	1,283,823,788	0	0	22,500,000	5,100,000
Mar-26	1,312,129,201	1,284,529,201	0	0	27,600,000	0
Feb-26	1,333,780,582	1,288,899,212	17,281,370	0	27,600,000	0
Jan-26	1,334,532,172	1,306,932,172	0	22,500,000	5,100,000	0
Dec-25	1,335,281,474	1,290,348,519	17,332,955	22,500,000	5,100,000	0
Nov-25	1,336,069,134	1,308,469,134	22,500,000	0	5,100,000	0
Oct-25	1,336,813,751	1,331,713,751	0	0	5,100,000	0
Sep-25	1,337,596,891	1,332,496,891	0	0	5,100,000	0
Aug-25	1,338,336,853	1,333,236,853	0	0	5,100,000	0
Jul-25	1,339,074,564	1,316,510,459	0	17,464,104	5,100,000	0
Jun-25	1,349,347,181	1,326,755,981	17,491,200	0	5,100,000	0
May-25	1,350,056,368	1,344,956,368	0	0	5,100,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
22A2	30507315	21,992,924.57	22,023,855.80	114,500,000.00	04/12/21	5,148,518.31	1.01000	12/31/25	07/05/31	303
24	30507569	22,500,000.00	22,500,000.00	34,200,000.00	--	1,950,821.71	2.27000	12/31/25	08/06/31	I/O
65	30507543	5,100,000.00	5,100,000.00	4,000,000.00	10/01/25	50,405.00	0.18000	12/31/25	08/06/31	303
Totals		49,592,924.57	49,623,855.80	152,700,000.00		7,149,745.02

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
22A2	30507315	OF	AL	02/28/25	2

4/13/2026 - The loan transferred to special servicing effective 3/3/25 for imminent monetary default. The Loan is payment current and cash management mechanics have been implemented. A filed mechanics lien is being monitored by the special servicer. The Loan is secured by a +/- 420,000 SF office complex in Birmingham, Alabama. Discussions with Borrower have largely surrounded funding of TIs for leasing activity and potential modifications to the loan to increase funds available in reserves. Legal counsel has been engaged. Discussions continue regarding a possible modification with an IO conversion, though special servicer is employing a dual track strategy and has filed for the appointment of a receiver.

The receiver was appointed in early March 2026. Up dated appraisal has been ordered.

24	30507569	MF	NY	01/26/26	98

4/13/2026 - Loan transferred as SS on 1/28/2026 due to payment delinquency of over 60-plus days. Loan collateral comprises of seven multi-family, walk-up buildings located in the borough of Brooklyn in New York City. They are located at

4219 Fifteenth A venue, 662 Park Place, 30 Claver Place, 132 New York Avenue, 269 Kosciuszko Street, 1100 DeKalb Avenue, and 119 Albany Avenue. Lender sent a Pre-Negotiation Letter to Borrower. Borrower''s Counsel requested to initiate conversation with Lender, who advi sed Borrower Counsel that an executed Pre-Negotiation Letter must be returned first. Lender continues to follow up for an executed Pre-Negation Letter.

65	30507543	OF	CA	03/10/25	7

4/13/2026 - REO Title Date: 3/20/2026. Transwestern is the PM and Cushman (Robert Garey), will do the leasing. Description of Collateral: A single-story 12,496sf office/flex building located on a 1.30-acre site in Long Beach, CA, ~25 miles south of the Los Angeles CBD. The property sits just south of the 405 and has an electronic billboard that has DTCs of 330,000/day. There are 93 parking spaces (7.4/1,000 SF) and this is important because the Toyota dealership next door leases them for their excess parking needs. The actual building itself is in very poor condition as a mix of gray shell and 2nd generation space in dilapidated condition. The property is not listed for sale, but that may change as there is concern the condition of the building makes it too expensive to backfill and the highest and best use may be as a covered land play.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
22A2	0.00	0.00	4,741.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	4,843.75	0.00	0.00	18,248.83	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(2,666.41)	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.67	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	66.23	0.00	0.00	0.00
65	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	16,468.75	117.37	0.00	0.00	0.00
67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	9.60	0.00	0.00	0.00
Total	0.00	0.00	13,085.00	0.00	0.00	18,248.83	0.00	16,468.75	(2,472.54)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		45,330.04

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Supplemental Notes
None

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